Detailed information about intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	₩ 1,225,942		₩ 1,187,121
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,187,121
Changes in intangible assets other than goodwill
Impairment loss	8,112	[1]	20	₩ 3,945
Ending balance	1,225,942		1,187,121
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	1,225,942		1,187,121	980,821
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,187,121		980,821
Changes in intangible assets other than goodwill
Acquisition	110,587		143,887
Disposal	(9)		(661)
Amortization	(118,938)		(113,672)
Impairment loss	(8,140)	[1]	34
Others	55,321		176,712
Ending balance	1,225,942		1,187,121	980,821
Intangible assets other than goodwill | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	1,239,036		1,201,860	997,679
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,201,860		997,679
Changes in intangible assets other than goodwill
Acquisition	110,587		143,904
Disposal	(9)		(661)
Amortization	(120,794)		(116,748)
Impairment loss	(8,939)	[1]	34
Others	56,331		177,652
Ending balance	1,239,036		1,201,860	997,679
Intangible assets other than goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	3,069,716		2,897,446	2,581,539
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,897,446		2,581,539
Changes in intangible assets other than goodwill
Ending balance	3,069,716		2,897,446	2,581,539
Intangible assets other than goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(1,805,784)		(1,679,576)	(1,567,795)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(1,679,576)		(1,567,795)
Changes in intangible assets other than goodwill
Ending balance	(1,805,784)		(1,679,576)	(1,567,795)
Intangible assets other than goodwill | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(24,896)		(16,010)	(16,065)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(16,010)		(16,065)
Changes in intangible assets other than goodwill
Ending balance	(24,896)		(16,010)	(16,065)
Intangible assets other than goodwill | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(13,094)		(14,739)	(16,858)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(14,739)		(16,858)
Changes in intangible assets other than goodwill
Acquisition	0		(17)
Disposal	0		0
Amortization	1,856		3,076
Impairment loss	799	[1]	0
Others	(1,010)		(940)
Ending balance	(13,094)		(14,739)	(16,858)
Software
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	157,261		125,405	92,626
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	125,405		92,626
Changes in intangible assets other than goodwill
Acquisition	10,861		12,683
Disposal	(1)		(5)
Amortization	(53,501)		(44,554)
Impairment loss	0	[1]	0
Others	74,497		64,655
Ending balance	157,261		125,405	92,626
Software | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	157,681		125,891	93,221
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	125,891		93,221
Changes in intangible assets other than goodwill
Acquisition	10,861		12,700
Disposal	(1)		(5)
Amortization	(53,755)		(44,809)
Impairment loss	0	[1]	0
Others	74,685		64,784
Ending balance	157,681		125,891	93,221
Software | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	619,662		534,191	458,382
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	534,191		458,382
Changes in intangible assets other than goodwill
Ending balance	619,662		534,191	458,382
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(461,981)		(408,300)	(365,161)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(408,300)		(365,161)
Changes in intangible assets other than goodwill
Ending balance	(461,981)		(408,300)	(365,161)
Software | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(420)		(486)	(595)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(486)		(595)
Changes in intangible assets other than goodwill
Acquisition	0		(17)
Disposal	0		0
Amortization	254		255
Impairment loss	0	[1]	0
Others	(188)		(129)
Ending balance	(420)		(486)	(595)
Licences and franchises
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0	0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Ending balance	0		0	0
Licences and franchises | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	3,398		3,398	3,398
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,398		3,398
Changes in intangible assets other than goodwill
Ending balance	3,398		3,398	3,398
Licences and franchises | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(3,398)		(3,398)	(3,398)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,398)		(3,398)
Changes in intangible assets other than goodwill
Ending balance	(3,398)		(3,398)	(3,398)
Copyrights, patents rights and other industrial rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	67,112		23,981	20,081
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	23,981		20,081
Changes in intangible assets other than goodwill
Acquisition	28		30
Disposal	0		(7)
Amortization	(8,665)		(3,350)
Impairment loss	(13)	[1]	0
Others	51,781		7,227
Ending balance	67,112		23,981	20,081
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	67,112		23,981	20,081
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	23,981		20,081
Changes in intangible assets other than goodwill
Acquisition	28		30
Disposal	0		(7)
Amortization	(8,665)		(3,350)
Impairment loss	(13)	[1]	0
Others	51,781		7,227
Ending balance	67,112		23,981	20,081
Copyrights, patents rights and other industrial rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	97,033		43,857	35,756
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	43,857		35,756
Changes in intangible assets other than goodwill
Ending balance	97,033		43,857	35,756
Copyrights, patents rights and other industrial rights | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(29,921)		(19,876)	(15,675)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19,876)		(15,675)
Changes in intangible assets other than goodwill
Ending balance	(29,921)		(19,876)	(15,675)
Mining rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	534,524		539,633	538,860
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	539,633		538,860
Changes in intangible assets other than goodwill
Acquisition	29,687		26,751
Disposal	0		(272)
Amortization	(3,186)		(4,640)
Impairment loss	0	[1]	0
Others	(31,610)		(21,066)
Ending balance	534,524		539,633	538,860
Mining rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	534,524		539,633	538,860
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	539,633		538,860
Changes in intangible assets other than goodwill
Acquisition	29,687		26,751
Disposal	0		(272)
Amortization	(3,186)		(4,640)
Impairment loss	0	[1]	0
Others	(31,610)		(21,066)
Ending balance	534,524		539,633	538,860
Mining rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	561,945		553,876	549,371
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	553,876		549,371
Changes in intangible assets other than goodwill
Ending balance	561,945		553,876	549,371
Mining rights | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(27,421)		(14,243)	(10,511)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(14,243)		(10,511)
Changes in intangible assets other than goodwill
Ending balance	(27,421)		(14,243)	(10,511)
Development expenditures
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	90,376		80,816	57,253
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	80,816		57,253
Changes in intangible assets other than goodwill
Acquisition	823		494
Disposal	0		0
Amortization	(25,509)		(23,113)
Impairment loss	0	[1]	0
Others	34,246		46,182
Ending balance	90,376		80,816	57,253
Development expenditures | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	92,486		84,518	62,405
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	84,518		62,405
Changes in intangible assets other than goodwill
Acquisition	823		494
Disposal	0		0
Amortization	(27,100)		(25,924)
Impairment loss	0	[1]	0
Others	34,245		47,543
Ending balance	92,486		84,518	62,405
Development expenditures | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	878,462		836,996	785,966
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	836,996		785,966
Changes in intangible assets other than goodwill
Ending balance	878,462		836,996	785,966
Development expenditures | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(785,976)		(752,478)	(723,561)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(752,478)		(723,561)
Changes in intangible assets other than goodwill
Ending balance	(785,976)		(752,478)	(723,561)
Development expenditures | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(2,110)		(3,702)	(5,152)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,702)		(5,152)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	1,591		2,811
Impairment loss	0	[1]	0
Others	1		(1,361)
Ending balance	(2,110)		(3,702)	(5,152)
Intangible assets under development
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	59,972		129,370	104,443
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	129,370		104,443
Changes in intangible assets other than goodwill
Acquisition	67,383		56,527
Disposal	0		0
Amortization	0		0
Impairment loss	(8,113)	[1]	(20)
Others	(128,668)		(31,580)
Ending balance	59,972		129,370	104,443
Intangible assets under development | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	70,536		139,910	115,533
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	139,910		115,533
Changes in intangible assets other than goodwill
Acquisition	67,383		56,527
Disposal	0		0
Amortization	0		0
Impairment loss	(8,912)	[1]	(20)
Others	(127,845)		(32,130)
Ending balance	70,536		139,910	115,533
Intangible assets under development | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	83,381		143,851	119,474
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	143,851		119,474
Changes in intangible assets other than goodwill
Ending balance	83,381		143,851	119,474
Intangible assets under development | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(12,845)		(3,941)	(3,941)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,941)		(3,941)
Changes in intangible assets other than goodwill
Ending balance	(12,845)		(3,941)	(3,941)
Intangible assets under development | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(10,564)		(10,540)	(11,090)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(10,540)		(11,090)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	0		0
Impairment loss	799	[1]	0
Others	(823)		550
Ending balance	(10,564)		(10,540)	(11,090)
Usage rights of donated assets and other
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	87,011		101,647	84,081
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	101,647		84,081
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(13,296)		(14,452)
Impairment loss	0	[1]	0
Others	(1,340)		32,018
Ending balance	87,011		101,647	84,081
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	87,011		101,658	84,102
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	101,658		84,102
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(13,307)		(14,462)
Impairment loss	0	[1]	0
Others	(1,340)		32,018
Ending balance	87,011		101,658	84,102
Usage rights of donated assets and other | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	459,682		459,682	426,346
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	459,682		426,346
Changes in intangible assets other than goodwill
Ending balance	459,682		459,682	426,346
Usage rights of donated assets and other | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(372,671)		(358,024)	(342,244)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(358,024)		(342,244)
Changes in intangible assets other than goodwill
Ending balance	(372,671)		(358,024)	(342,244)
Usage rights of donated assets and other | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		(11)	(21)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(11)		(21)
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	11		10
Impairment loss	0	[1]	0
Others	0		0
Ending balance	0		(11)	(21)
Leasehold rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	5,552		5,044	4,632
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,044		4,632
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(667)		(545)
Impairment loss	0	[1]	0
Others	1,175		957
Ending balance	5,552		5,044	4,632
Leasehold rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	5,552		5,044	4,632
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,044		4,632
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	(667)		(545)
Impairment loss	0	[1]	0
Others	1,175		957
Ending balance	5,552		5,044	4,632
Leasehold rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	25,482		24,306	23,350
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	24,306		23,350
Changes in intangible assets other than goodwill
Ending balance	25,482		24,306	23,350
Leasehold rights | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(19,930)		(19,262)	(18,718)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19,262)		(18,718)
Changes in intangible assets other than goodwill
Ending balance	(19,930)		(19,262)	(18,718)
Greenhouse gas emissions rights
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	7,050		0	6,283
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		6,283
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	0		0
Impairment loss	0	[1]	0
Others	7,050		(6,283)
Ending balance	7,050		0	6,283
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	7,050		0	6,283
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		6,283
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	0		0
Impairment loss	0	[1]	0
Others	7,050		(6,283)
Ending balance	7,050		0	6,283
Greenhouse gas emissions rights | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	7,050		0	6,283
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		6,283
Changes in intangible assets other than goodwill
Ending balance	7,050		0	6,283
Others
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	217,084		181,225	72,562
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	181,225		72,562
Changes in intangible assets other than goodwill
Acquisition	1,805		47,402
Disposal	(8)		(377)
Amortization	(14,114)		(23,018)
Impairment loss	(14)	[1]	54
Others	48,190		84,602
Ending balance	217,084		181,225	72,562
Others | Carrying Amount Other than Government Grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	217,084		181,225	72,562
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	181,225		72,562
Changes in intangible assets other than goodwill
Acquisition	1,805		47,402
Disposal	(8)		(377)
Amortization	(14,114)		(23,018)
Impairment loss	(14)	[1]	54
Others	48,190		84,602
Ending balance	217,084		181,225	72,562
Others | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	333,621		297,289	173,213
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	297,289		173,213
Changes in intangible assets other than goodwill
Ending balance	333,621		297,289	173,213
Others | Accumulated amortization
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(104,486)		(103,995)	(88,527)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(103,995)		(88,527)
Changes in intangible assets other than goodwill
Ending balance	(104,486)		(103,995)	(88,527)
Others | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(12,051)		(12,069)	(12,124)
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,069)		(12,124)
Changes in intangible assets other than goodwill
Ending balance	(12,051)		(12,069)	(12,124)
Others | Government grants
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	0		0	0
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0		0
Changes in intangible assets other than goodwill
Acquisition	0		0
Disposal	0		0
Amortization	0		0
Impairment loss	0	[1]	0
Others	0		0
Ending balance	0		0	0
Goodwill
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,582		2,582	2,582
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,582		2,582
Changes in intangible assets other than goodwill
Ending balance	2,582		2,582	2,582
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,582		2,582	2,582
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,582		2,582
Changes in intangible assets other than goodwill
Ending balance	₩ 2,582		₩ 2,582	₩ 2,582

[1]	KRW8,104 million of impairment loss on the intangible assets under development in relation to the technology development of heat transfer tube owned by KEPCO Nuclear Fuel Co., Ltd., 96.36% owned subsidiary, is included.